Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
NOTE 8:	INTANGIBLE ASSETS

a.	On January 7, 2014, the Company signed a licensing agreement with Yeda, as amended on September 6, 2015, to develop hCDR1, a Phase II-ready asset for the treatment of Systemic Lupus Erythematosus (“SLE”). The license from Yeda also included all clinical data of the phase 1 and phase 2A conducted in the hCDR1. The terms of the licensing agreement include, among other things, expense reimbursement for patent expenses payable in six installments, certain milestone payments to Yeda, low single-digit royalties based on net sales, and additional customary royalties to the Office of the Israel innovation authority.

Under the license agreement, the Company is required to make milestone payments of up to $2.2 million: $200,000 upon starting a Phase 3 clinical trial, $1 million upon FDA approval to market in the U.S., and $250,000 for marketing approval in each of China and three of the European Union’s Group of Five. In addition, the Company is required to pay 2%-3% royalties of annual net sales and sublicense fees of 15%-20% of whatever it receives from any sub-licensee.

Under the license agreement, the Company is also required to meet certain development milestones including the delivery of a trial protocol to Yeda by January 1, 2016 (which it delivered), receipt of investment of at least $5 million by August 1, 2016 (of which $4 million was received in April 2015) and commencement of a Phase II clinical trial by January 1, 2017. In subsequent amendments signed between the Company and Yeda, the parties agreed to postpone the last two installments of the patent expense reimbursement until April 7, 2017, receipt of the remainder of the required $5 million investment by May 1, 2017 and commencement of a Phase 2 clinical trial in respect of hCDR1 by October 1, 2017.

The term of the license agreement is the later of the date of expiry of the last of the licensed patents or the expiry of a continuous period of 11 years after first commercial sale in any country during which there shall not have been a first commercial sale in the U.S., EU, Japan, China or any OECD member. The license agreement may be terminated by the Company without cause upon 60 days prior written notice.

The license agreement may also be terminated by Yeda upon 45 days prior written notice if either the Company fails to meet certain development milestones or commercial sale shall have commenced and there shall be a period of 6 months of no sales, subject to certain exceptions. Yeda shall also be entitled to terminate the license agreement if the Company were to commence legal action against Yeda challenging the validity of any of the licensed patents, and the Company was unsuccessful in such challenge, in which event the Company would be required to pay to Yeda liquidated damages of $8 million. Either party may also terminate the license agreement in the case of a material breach that remains uncured or certain bankruptcy events.

As of December 31, 2023, all expense reimbursement for patent expenses to Yeda in the amount of $380 thousands were paid, except for a remaining liability of $127 thousand, disclosed under accounts payable. The reason for the remaining liability is that the Company decided not to conduct the phase 2 by itself and to look for a strategic partner. As a result, the second milestone (commencement of Phase 2) was not met yet.

Accordingly, the license agreement may be terminated by Yeda upon 45 days prior written notice. To this date the Company and Yeda have held discussions regarding further amendment to the payment scheme under the license agreement.

The Company exclusively licensed two families of patents relating to hCDR1:

One expired on September 22, 2022 (in the US. For all other countries, it expired on February 26, 2022) and the other expired on January 14, 2024.

The Company reviews the hCDR1 asset for impairment once a year on December 31 or more frequently if events or changes in circumstances indicate that there is an impairment.

If the carrying amount exceeds their recoverable amount, the assets are reduced to their recoverable amount.

This asset is not ready for usage (the development was paused before finishing) and therefore has not been amortized yet.

In order to measure the recoverable amount of the hCDR1 asset, Company management deducted the fair value of its other assets and liabilities from the amount representing its market value as of December 31, 2023. The resulting fair value attributable to the hCDR1 asset was higher than the book value of the hCDR1 asset and therefore no impairment was recorded in the Company's financial statements as of December 31, 2023, 2022 and 2021.

b.	Composition and movement:

There were no changes or movements in 2023, 2022 and 2021 and the balance remained $380 thousands.